Operating leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of Lease Costs	Lease costs recorded under operating leases for the three and six months ended June 30, 2021 and June 30, 2020 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	(in thousands)		(in thousands)
Operating lease costs	$7,549	$7,768	$15,338	$15,857
Income from sub-leases	(220)	(246)	(431)	(514)
Net operating lease costs	$7,329	$7,522	$14,907	$15,343

Schedule of Operating Lease Maturity
Future minimum lease payments (including related costs), associated with the 2020 restructuring plan, under the non-cancelable onerous leases as at June 30, 2021 were as follows:

Minimum rental payments
(in thousands)
June 30, 2021
2021	$1,210
2022	1,872
2023	1,015
2024	142
2025	141
Thereafter	401
Total future minimum lease payments (including related costs)	4,781
Lease imputed interest	(408)
Total	$4,373
Future minimum lease payments under non-cancelable leases as of June 30, 2021 were as follows:

Minimum rental payments
(in thousands)
June 30, 2021
Due within 1 year	$24,293
Due between 1 and 5 years	43,579
Thereafter	6,377
Total future minimum lease payments	74,249
Lease imputed interest	(4,107)
Total	$70,142